Pension and Postretirement Benefit Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation, high end of range	6.00%
Employer match of employee contributions, pre January 1, 2009, low end of range	60.00%
Employer match of employee contributions, pre January 1, 2009, high end of range	75.00%
Company match of eligible compensation, percent for employees hired on or after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Expenses related to defined contribution plans	$ 124	$ 109	$ 97
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 58	$ 54	$ 36